7. INCOME TAX (December 2016 Note) (Details - Reconciliation of income tax expense) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Statutory rate applied to loss before income taxes					$ (2,479,492)	$ (5,433,278)
Nondeductible permanent differences					1,251,476	1,287,259
Change in valuation allowance					1,228,016	4,146,019
Income tax expense (benefit)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0